Tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Tax Benefits [Abstract]
Income from Investment Tax Credit (ITC)	$ 61,629	$ 16,087	$ 5,440
Income from Production Tax Credit (PTC)	32,039	4,773	0
Total	$ 93,668	$ 20,860	$ 5,440